Related Parties	3 Months Ended
Apr. 02, 2023
Related Party Transactions [Abstract]
Related Parties	Related Parties
The Company has not historically operated as a standalone business and the Combined Financial Statements are derived from the consolidated financial statements and accounting records of the Parent. The following disclosure summarizes activity between the Company and Parent.
Cost Allocations from Parent
Parent provides significant support functions to the Company. The Combined Financial Statements reflect an allocation of these costs. Similarly, certain of the Company’s operations provide support to the Parent’s affiliates and related costs for support are charged to the Parent’s affiliates. Allocated costs included in Cost of sales relate to enterprise-wide support primarily consisting of facilities, insurance, logistics, quality and compliance which are predominantly allocated based on net sales. Allocated costs included in Selling, general, and administrative expenses primarily relate to finance, human resources, benefits administration, procurement support, information technology, legal, corporate strategy, corporate governance, other professional services and general commercial support functions and are predominantly allocated based on net sales or headcount. See Note 1 for a discussion of these costs and the methodology used to allocate them.
These allocations (excluding stock-based compensation expense), net of costs charged to the Parent’s affiliates are reflected in the Combined Statements of Operations as follows:

(Dollars in Millions)	2022	2021	2020
Cost of sales	$149	$182	$166
Selling, general, and administrative expenses	679	649	652
Total	$828	$831	$818
Management believes these cost allocations are a reasonable reflection of the utilization of services provided to, or the benefit derived by, the Company during the periods presented. The allocations may not, however, be indicative of the actual expenses that would have been incurred had the Company operated as a standalone public company. Actual costs that may have been incurred if the Company had been a standalone public company would depend on a number of factors, including the chosen organizational structure, whether functions were outsourced or performed by Company’s employees, and strategic decisions made in areas such as manufacturing, selling and marketing, research and development, information technology and infrastructure.
Net Transfers (to) from the Parent
Net transfers (to) from the Parent are included within Net Investment from Parent in the Combined Balance Sheets and Combined Statement of Equity and within financing activities in the Combined Statement of Cash Flows and represent the net effect of transactions between the Company and Parent. The components of Net transfers from (to) the Parent are as follows:

(Dollars in Millions)	2022	2021	2020
Cash pooling and general financing activities	$(2,568)	$(832)	$(4,414)
Corporate cost allocations	828	831	818
Taxes deemed settled with the Parent	78	44	151
Allocated derivative and hedging gain (losses)	65	(36)	(1)
Net transfers (to) from the Parent as reflected in the Combined Statements of Cash Flows	(1,597)	7	(3,446)
Stock-based compensation expense	137	141	115
Talc liability transferred to Parent, net of related deferred taxes ($0, $251, $0)	—	765	—
Pension liabilities transferred from the Parent	(25)	—	—
Net transfers (to) from the Parent as reflected in the Combined Statements of Equity	$(1,485)	$913	$(3,331)
During the fiscal year 2022, transfers between the Company and the Parent were recognized in Net transfers from (to) the Parent in the Combined Statement of Equity at the Parent’s historical cost and consisted primarily of $25 million of pension liabilities related to the Consumer Health Business from the Parent. See Note 6.
Related Parties
The Company has not historically operated as a standalone business and the Condensed Combined Financial Statements are derived from the consolidated combined financial statements and accounting records of the Parent. The following disclosure summarizes activity between the Company and Parent.
Cost Allocations from Parent
Parent provides significant support functions to the Company. The Condensed Combined Financial Statements reflect an allocation of these costs. Similarly, certain of the Company’s operations provide support to the Parent’s affiliates and related costs for support are charged to the Parent’s affiliates. Allocated costs included in Cost of sales on the Company’s Condensed Combined Statements of Operations relate to enterprise-wide support primarily consisting of facilities, insurance, logistics, quality and compliance which are predominantly allocated based on Net sales. Allocated costs included in Selling, general, and administrative expenses primarily relate to finance, human resources, benefits administration, procurement support, information technology, legal, corporate strategy, corporate governance, other professional services, and general commercial support functions and are predominantly allocated based on Net sales or headcount. See Note 1, “Description of the Company and Summary of Significant Accounting Policies,” for a discussion of these costs and the methodology used to allocate them.
These allocations (excluding stock-based compensation expense), net of costs charged to the Parent’s affiliates reflected on the Company’s Condensed Combined Statements of Operations for the fiscal three months ended April 2, 2023 and April 3, 2022 were as follows:

(Dollars in Millions)	April 2, 2023	April 3, 2022
Cost of sales	$9	$36
Selling, general, and administrative expenses	87	157
Total	$96	$193
Management believes these cost allocations are a reasonable reflection of the utilization of services provided to, or the benefit derived by, the Company during the periods presented. The allocations may not, however, be indicative of the actual expenses that would have been incurred had the Company operated as a standalone public company. Actual costs that may have been incurred if the Company had been a standalone public company would depend on a number of factors, including the chosen organizational structure, whether functions were outsourced or performed by Company’s employees, and strategic decisions made in areas such as manufacturing, selling and marketing, research and development, information technology and infrastructure. As of January 2, 2023, the Company began operating independently and received a lower degree of support functions from the Parent during the current period and therefore the allocations decreased significantly from the comparable period.
Net Transfers to the Parent
Net transfers to the Parent are included within Net investment from Parent on the Condensed Combined Balance Sheets and Condensed Combined Statements of Equity and within financing activities on the Condensed Combined Statements of Cash Flows and represent the net effect of transactions between the Company and Parent. The Company reclassified approximately $200 million of unrecognized tax benefits and associated interest as a current liability within Accrued taxes on income on the Condensed Combined Balance Sheet as of April 2, 2023. Subsequent to April 2, 2023, the Company’s Parent made a payment to the U.S. Treasury for the estimated liability related to auditing tax years 2013 through 2016 (the “2013-2016 IRS Audit”), which included $200 million related to the Consumer Health Business. The completion of this tax audit may result in additional adjustments to the Company’s unrecognized tax benefit liability.
The components of Net transfers to the Parent for the fiscal three months ended April 2, 2023 and April 3, 2022 were as follows:

(Dollars in Millions)	April 2, 2023	April 3, 2022
Cash pooling and general financing activities	$(409)	$(408)
Corporate cost allocations	96	193
Taxes deemed settled with the Parent	27	—
Allocated derivative and hedging losses	—	(1)
Net transfers to the Parent as reflected in the Condensed Combined Statements of Cash Flows	$(286)	$(216)
Stock-based compensation expense	35	35
Other	(32)	—
Net transfers to the Parent as reflected in the Condensed Combined Statements of Equity	$(283)	$(181)